Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

a.	On August 6, 2025, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with the Selling Shareholder to purchase the New Warrants.

Pursuant to the Inducement Letter, the Selling Shareholder agreed to exercise for cash its 1,661,000 New Warrants for aggregate gross proceeds of approximately $2.4 million to the Company (before deducting fees and other expenses payable by the Company). According to the Inducement Letter, the Company committed to issue new warrants (the “August New Warrants”) to purchase up to 3,322,000 Ordinary Shares, at an exercise price of $1.71 per Ordinary Share. The issuance of the August New Warrants is subject to the Company’s shareholder approval.

b.	On September 9, 2025, the Board approved the increase of the shares reserved under the Incentive Plan. Following such approval, the number of Ordinary Shares reserved under the Incentive Plan increased to 795,252.